Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 14,118,521	₩ 12,914,482
Due from financial institutions
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 90,083	₩ 51,125
Valuation techniques	MonteCarlo Simulation	Option Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility of the underlying asset, the higher the fair value fluctuation	The higher the volatility of the underlying asset, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Due from financial institutions | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	19.40%	11.43%
Correlation Coefficient Unobservable Inputs Assets	12.27%	(4.84%)
Due from financial institutions | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	36.76%	34.39%
Correlation Coefficient Unobservable Inputs Assets	12.27%	(4.84%)
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 10,518,113	₩ 10,132,766
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Income approach, Market approach and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value, Income approach, Market approach and others
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value	The higher the liquidation value, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value	The higher the recovery rate, the higher the fair value
Relationship Of Volatility		The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility of real estate price	The higher the price of real estate, the higher the fair value	The higher the price of real estate, the higher the fair value
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	(61.12%)	3.11%
Discount Rate Unobservable Inputs Assets	0.00%	0.75%
Growth Rate Unobservable Inputs Assets	0.00%	(1.00%)
Liquidation Value Unobservable Inputs Assets	0.00%	0.00%
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Volatility Unobservable Inputs Assets	8.00%	1.00%
Volatility of real estate price Unobservable Inputs Assets	0.00%	(1.00%)
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	100.00%	95.67%
Discount Rate Unobservable Inputs Assets	21.37%	17.37%
Growth Rate Unobservable Inputs Assets	2.00%	1.00%
Liquidation Value Unobservable Inputs Assets	0.00%	0.00%
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Volatility Unobservable Inputs Assets	179.75%	48.00%
Volatility of real estate price Unobservable Inputs Assets	0.00%	1.00%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 581,810	₩ 523,276
Valuation techniques	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Risk adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Binomial Model and others	Income approach, Market value approach, Asset value approach, DCF Model, Comparable Company Analysis, Risk adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Binomial Model and others
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value	The higher the liquidation value, the higher the fair value
Relationship Of Volatility		The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	0.60%	2.00%
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Liquidation Value Unobservable Inputs Assets	0.00%	(1.00%)
Volatility Unobservable Inputs Assets		11.90%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	18.67%	22.00%
Growth Rate Unobservable Inputs Assets	1.10%	2.20%
Liquidation Value Unobservable Inputs Assets	0.00%	1.00%
Volatility Unobservable Inputs Assets		11.90%
Loans measured at fair value through profit or loss
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 38,756	₩ 188,133
Valuation techniques	Binomial Model, DCF Model	Binomial Model, DCF Model
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Loans measured at fair value through profit or loss | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Stock Price Unobservable Inputs Assets	0.00%	12.91%
Discount Rate Unobservable Inputs Assets	7.86%	10.81%
Loans measured at fair value through profit or loss | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Stock Price Unobservable Inputs Assets	0.00%	48.28%
Discount Rate Unobservable Inputs Assets	7.86%	10.81%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 382,337	₩ 416,486
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility of the underlying asset, the higher the fair value fluctuation
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	20.00%	9.75%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	(61.12%)	4.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	72.00%	52.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	89.01%	77.00%
Currency and interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 120,298
Valuation techniques		DCF Model, Hull-White Model
Relationship Of Correlation Coefficient Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility		The higher the volatility, the higher the fair value fluctuation
Currency and interest rate | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets		(49.00%)
Volatility Unobservable Inputs Assets		2.00%
Currency and interest rate | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets		90.00%
Volatility Unobservable Inputs Assets		58.00%
Others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 59,531
Valuation techniques	DCF Model, Hull-White Model
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	(50.48%)
Volatility Unobservable Inputs Assets	0.00%
Others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	90.95%
Volatility Unobservable Inputs Assets	68.00%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 2,419,908	₩ 1,482,398
Valuation techniques	Risk adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net Asset Value Method, Market approach, One Factor Hull-White Model and others	Risk adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net Asset value method, Market approach, One Factor Hull-White Model and others
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	7.60%	3.04%
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	22.11%	20.97%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	19.67%	16.37%
Growth Rate Unobservable Inputs Assets	2.00%	2.20%
Volatility Unobservable Inputs Assets	24.16%	34.87%
Loans
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 27,983
Valuation techniques	DCF Model
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value
Loans | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	2.10%
Loans | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	4.21%